Cover Page	Sep. 28, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 28, 2020
Entity Registrant Name	PPL Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	1-11459
Entity Tax Identification Number	23-2758192
Entity Central Index Key	0000922224
Amendment Flag	false
Entity Address, Address Line One	Two North Ninth Street
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101-1179
City Area Code	610
Local Phone Number	774-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock of PPL Corporation
Security Exchange Name	NYSE
Trading Symbol	PPL
2007 Series A due 2067 [Member]
Document Information [Line Items]
Title of 12(b) Security	2007 Series A due 2067
Security Exchange Name	NYSE
Trading Symbol	PPL/67
2013 Series B due 2073 [Member]
Document Information [Line Items]
Title of 12(b) Security	2013 Series B due 2073
Security Exchange Name	NYSE
Trading Symbol	PPX
PPL Electric Utilities Corporation [Member]
Document Information [Line Items]
Entity Registrant Name	PPL Electric Utilities Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	1-905
Entity Tax Identification Number	23-0959590
Entity Central Index Key	0000317187
Entity Address, Address Line One	Two North Ninth Street
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101-1179
City Area Code	610
Local Phone Number	774-5151